Quarterly Statement of Investments | See Notes to Statements of Investments.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2013, the aggregate value of these securities was $2,120,164, representing 1.33% of net assets.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Pharmaceuticals 5.3%			
Novo Nordisk AS, B	Denmark	42,863	7,132,259
Roche Holding AG	Switzerland	27,700	7,670,863
			14,803,122
Professional Services 5.4%			
Experian PLC	United Kingdom	379,904	7,733,973
SGS SA	Switzerland	3,180	7,453,070
			15,187,043
Road & Rail 2.5%			
DSV AS, B	Denmark	238,000	6,962,916
Semiconductors & Semiconductor Equipment 4.8%			
ARM Holdings PLC	United Kingdom	427,160	6,748,901
ASML Holding NV	Netherlands	71,410	6,780,228
			13,529,129
Software 6.8%			
[a] Check Point Software Technologies Ltd.	Israel	113,800	6,602,676
Dassault Systemes SA	France	53,400	6,490,776
The Sage Group PLC	United Kingdom	1,136,892	6,146,649
			19,240,101
Textiles, Apparel & Luxury Goods 5.1%			
Burberry Group PLC	United Kingdom	285,500	7,025,368
Luxottica Group SpA, ADR	Italy	134,700	7,256,289
			14,281,657
Trading Companies & Distributors 2.7%			
Noble Group Ltd.	Hong Kong	9,050,318	7,504,289
Total Common Stocks (Cost $247,569,421)			274,709,465
Short Term Investments (Cost $6,538,831) 2.3%			
Money Market Funds 2.3%			
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	6,538,831	6,538,831
Total Investments (Cost $254,108,252) 99.9%			281,248,296
Other Assets, less Liabilities 0.1%			169,514
Net Assets 100.0%			$ 281,417,810

a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c See Note 5 regarding restricted securities.

ABBREVIATIONS
Selected Portfolio

REIT – Real Estate Investment Trust

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2013, the value of this security was
$2,838,225, representing 2.26% of net assets.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2013 (unaudited)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Global Trust

Consolidated Statement of Investments, October 31, 2013 (unaudited) *(continued)*

8/15/30	Brazil	6,150[l]	BRL	6,533,340
[c]Russian Foreign Bond, senior bond, 144A, 7.85%, 3/10/18	Russia	45,000,000	RUB	1,460,841
Serbia Treasury Note, 10.00%, 2/21/16	Serbia	500,000,000	RSD	5,700,804
[d,f]Tanzania Government International Bond, Reg S, FRN, 6.392%, 3/08/20	United Republic of Tanzania	4,200,000		4,418,169
Total Foreign Government and Agency Securities (Cost $320,760,995)				307,877,687
		Units		
Private Limited Partnership Fund (Cost $3,874,972) 0.6%				
Diversified Financial Services 0.6%				
[a,m,n,o]Global Distressed Alpha Fund III LP	Bermuda	3,699,833		3,719,406
	Counterparty	Notional Amount*		
Options Purchased 0.1%				
Puts – Over-the-Counter				
Currency Options 0.1%				
EUR/USD, January Strike Price $1.3135 Expires 1/16/14	GSCO	28,000,000	EUR	140,950
EUR/USD, March Strike Price $1.329 Expires 3/13/14	GSCO	23,000,000	EUR	326,945
Total Options Purchased (Cost $1,638,930)				467,895
Total Investments before Short Term Investments (Cost $551,527,396)				546,316,955
	Country	Principal Amount*		
Short Term Investments 5.5%				
Foreign Government and Agency Securities 1.8%				
[p]Kenya Treasury Bills, 4/14/14 - 8/11/14	Kenya	254,000,000	KES	2,801,804
[p]Nigeria Treasury Bills, 2/20/14 - 3/06/14	Nigeria	910,500,000	NGN	5,515,609
[p]Uganda Treasury Bill, 12/12/13	Uganda	5,600,000,000	UGX	2,189,334
Total Foreign Government and Agency Securities (Cost $10,255,941)				10,506,747
Total Investments before Money Market Funds (Cost $561,783,337)				556,823,702
		Shares		
Money Market Funds (Cost $21,599,272) 3.7%				
[n,q]Institutional Fiduciary Trust Money Market Portfolio	United States	21,599,272		21,599,272
Total Investments (Cost $583,382,609) 98.3%				578,422,974
Other Assets, less Liabilities 1.7%				10,185,782
Net Assets 100.0%				$ 588,608,756

* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a See Note 7 regarding investment in Alternative Strategies Ltd.
b Income may be received in additional securities and/or cash.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
October 31, 2013, the aggregate value of these securities was $120,589,290, representing 20.49% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2013, the aggregate value of these securities was $206,287,220, representing 35.05% of net assets.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2013, the aggregate value of these securities was $14,474,099, representing 2.46% of net assets.
f The coupon rate shown represents the rate at period end.
g Defaulted security or security for which income has been deemed uncollectible.
h Redemption price at maturity is adjusted for inflation.
i Security purchased on a when-issued basis.
j Principal amount is stated in 1,000 Brazilian Real Units.
k Principal amount of security is adjusted for inflation.
l Principal amount is stated in 100 Mexican Peso Units.
m See Note 5 regarding restricted securities.

Franklin Global Trust
Consolidated Statement of Investments, October 31, 2013 (unaudited) (continued)
n Non-income producing.
o The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa, Asia, Middle East and Latin America.
p The security is traded on a discount basis with no stated coupon rate.
q The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At October 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

ABBREVIATIONS

Counter Party

Selected Portfolio

Franklin Global Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six funds (Funds). Effective September 6, 2013, the Trust began offering shares of the Franklin Global Listed Infrastructure Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net assets value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Templeton Emerging Market Debt Opportunities Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Franklin Templeton Emerging Market Debt Opportunities Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty.

Termination events applicable to the Fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Franklin Templeton Emerging Market Debt Opportunities Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Franklin Templeton Emerging Market Debt Opportunities Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At October 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount*/ Shares/Units		Issuer	Acquisition Dates	Cost	Value
Franklin International Small Cap Growth Fund					
238,164,960		McBride PLC, pfd., B[a] (Value is 0.03% of Net Assets)	10/28/13	$ 441,401	$ 381,921
Franklin Templeton Emerging Market Debt Opportunities Fund					
3,699,833		Global Distressed Alpha Fund III LP	10/11/12	$ 3,874,972	$ 3,719,406
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	141,639
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	599,883
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	105,832
		Total Restricted Securities (Value is 0.78% of Net Assets)		$ 7,010,728	$ 4,566,760

*In U.S. dollars unless otherwise indicated.

[a]The Fund also invests in unrestricted securities of the issuer, valued at $12,658,378 as of October 31, 2013.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin International Small Cap Growth Fund for the three months ended October 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Aderans Co. Ltd.	2,666,800	182,700	-	2,849,500	$ 34,747,526	$ -	$ -
Optimal Payments PLC	14,046,670	-	-	14,046,670	67,519,408	-	-
RHJ International	4,482,971	-	-	4,482,971	23,437,455	-	-
Total Affiliated Securities (8.30% of Net Assets)					$ 125,704,389	$ -	$ -

7. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

The Franklin Templeton Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2013, the FT Subsidiary's investments are reflected in the Fund's Consolidated Statement of Investments.

8. FAIR VALUE MEASUREMENTS

Franklin Large Cap Equity Fund

a Includes common, preferred and convertible preferred stocks as well as other equity investments.

bFor detailed categories, see the accompanying Statements of Investments.

cIncludes securities determined to have no value at October 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the Franklin Templeton
Emerging Market Debt Opportunities Fund three months ended October 31, 2013, is as follows:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration